Income Taxes (Details) - Schedule of components of income tax expenses - Income Taxes[Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of components of income tax expenses [Line Items]
Current income tax expense	$ 732,788	$ 138,246	$ 376,823
Deferred income tax (benefit) expense	(202,746)	(2,832)	(10,381)
Total	$ 530,042	$ 135,414	$ 366,442